ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES - THIRD PARTIES	6 Months Ended
Jun. 30, 2025
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES - THIRD PARTIES
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES - THIRD PARTIES
11.	ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES — THIRD PARTIES

Accrued expenses and other current liabilities — third parties consisted of the following:

	As of	As of
	June 30, 2025	December 31, 2024
	US$	US$
Payables for marketing events	81,489	84,423
Accrued salaries and benefits	60,574	60,450
Payables for R&D expenses	39,742	50,176
Payables for purchase of property, equipment and software	35,174	68,238
Payables for service fees	32,027	50,470
VAT and other taxes payables	28,690	27,649
Deposits from third parties suppliers	13,758	22,615
Advance from customers	1,309	3,624
Others	29,645	22,146
Total	322,408	389,791